Consolidated Statements of Changes in Shareholders' Equity and Partners' Capital - USD ($) $ in Thousands	Share Capital [Member]	General Partner [Member]	Common Shareholders [Member]	Treasury Units [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 0	$ 10,466	$ 519,497	$ (4,499)	$ 0	$ 0	$ 0	$ 525,464
Distributions declared / paid (distributions of $0.60, $0.60, $0.45 per common unit in 2022, 2023 and 2024, respectively)	0	(209)	(11,946)	0	0	0	0	(12,155)
Partnership's net income	0	2,157	123,264	0	0	0	0	125,421
Equity compensation expense (Note 15)	0	0	3,790	0	0	0	0	3,790
Re-issuance of treasury units in connection with the acquisition of vessel owning companies (Notes 5, 14)	0	0	0	6,583	0	0	0	6,583
Repurchase of common units (Note 14)	0	0	0	(5,911)	0	0	0	(5,911)
Other comprehensive income (Note 9)	0	0	0	0	0	0	(4,766)	(4,766)
Ending balance, value at Dec. 31, 2022	0	12,414	634,605	(3,827)	0	0	(4,766)	638,426
Distributions declared / paid (distributions of $0.60, $0.60, $0.45 per common unit in 2022, 2023 and 2024, respectively)	0	(209)	(12,033)	0	0	0	0	(12,242)
Partnership's net income	0	680	46,528	0	0	0	0	47,208
Issuance of Partnership's common units, net - rights offering (Note 1)	0	0	498,687	0	0	0	0	498,687
Equity compensation expense (Note 15)	0	0	3,786	0	0	0	0	3,786
Repurchase of common units (Note 14)	0	0	0	(4,112)	0	0	0	(4,112)
Other comprehensive income (Note 9)	0	0	0	0	0	0	3,180	3,180
Ending balance, value at Dec. 31, 2023	0	12,885	1,171,573	(7,939)	0	0	(1,586)	1,174,933
Distributions declared / paid (distributions of $0.60, $0.60, $0.45 per common unit in 2022, 2023 and 2024, respectively)	0	(155)	(24,900)	0	0	0	0	(25,055)
Partnership's net income	0	516	81,745	0	0	0	0	82,261
Equity compensation expense (Note 15)	0	0	4,093	0	0	0	0	4,093
Other comprehensive income (Note 9)	0	0	0	0	0	0	179	179
Ending balance, value at Aug. 25, 2024	0	13,246	1,232,511	(7,939)	0	0	(1,407)	1,236,411
Dividends declared / paid (distributions of $0.15 per common share)	0	0	0	0	0	(8,758)	0	(8,758)
Net Income from 26/8/24 to 31/12/24	0	0	0	0	0	111,373	0	111,373
Equity compensation expense (Note 15)	0	0	0	0	2,825	0	0	2,825
Conversion of 54,887,313 common units to common shares and 1,551,061 treasury units to treasury shares (Note 1, 14)	$ 564	0	0	0	(564)	0	0	0
Conversion of 54,887,313 common units to common shares and 1,551,061 treasury units to treasury shares (Note 1, 14)	56,438,374
Conversion of 348,570 general partner units into 3,500,000 common shares (Note 1, 14)	$ 35	46,184	(46,184)	0	(35)	0	0	$ 0
Conversion of 348,570 general partner units into 3,500,000 common shares (Note 1, 14)	3,500,000							3,500,000
Reclassification resulting from the Conversion (Note 1, 14)	$ 0	(59,430)	(1,186,327)	7,939	1,237,818	0	0	$ 0
Other comprehensive income (Note 9)	0	0	0	0	0	0	1,118	1,118
Ending balance, value at Dec. 31, 2024	$ 599	$ 0	$ 0	$ 0	$ 1,240,044	$ 102,615	$ (289)	$ 1,342,969
Common Stock, Shares, Issued at Dec. 31, 2024	59,938,374